Other prepaid expenses and current assets	12 Months Ended
Dec. 31, 2014
Other prepaid expenses and current assets

6. Other prepaid expenses and current assets

Other prepaid expenses and current assets consisted of the following:

	December 31,
	2013	2014
Value-added tax recoverable	$1,902,630	$1,580,141
Advances to suppliers	1,510,128	2,814,648
Interest receivable	—	656,785
Prepaid income tax	140,365	28,394
Other prepaid expenses	3,348,179	4,245,432

	$6,901,302	$9,325,400